Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expense [line items]
Research and efficacy costs		£ 14	£ 14
Restructuring costs	£ 157	90	79
Penguin Random House [member]
Operating expense [line items]
Service fee income	4	3	3
Research and efficacy costs	13
Restructuring costs	£ 2	£ 12	£ 0